Investment securities - Hedge Funds and Private Equity Funds (Details) - Other long-term investments $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) fund	Dec. 31, 2018 USD ($)
Equity securities and Other long-term investments
Largest investment in single fund	$ 51.6	$ 54.8
Fair value	346.8	365.0
Hedge funds and private equity funds
Equity securities and Other long-term investments
Fair value	269.0	301.4
Unfunded commitments	$ 60.1	82.0
Hedge funds
Equity securities and Other long-term investments
Number of investment funds in which the investments are held | fund	9
Fair value	$ 127.5	118.3
Unfunded commitments	0.0	0.0
Long/short multi-sector
Equity securities and Other long-term investments
Fair value	53.0	41.0
Unfunded commitments	0.0	0.0
Distressed mortgage credit
Equity securities and Other long-term investments
Fair value	51.6	54.8
Unfunded commitments	0.0	0.0
Private credit
Equity securities and Other long-term investments
Fair value	21.5	20.0
Unfunded commitments	0.0	0.0
Other
Equity securities and Other long-term investments
Fair value	1.4	2.5
Unfunded commitments	$ 0.0	0.0
Private equity securities
Equity securities and Other long-term investments
Number of investment funds in which the investments are held | fund	29
Fair value	$ 141.5	183.1
Unfunded commitments	60.1	82.0
Energy infrastructure & services
Equity securities and Other long-term investments
Fair value	53.6	93.7
Unfunded commitments	34.6	54.2
Multi-sector
Equity securities and Other long-term investments
Fair value	8.7	9.0
Unfunded commitments	7.8	0.7
Healthcare
Equity securities and Other long-term investments
Fair value	25.9	31.7
Unfunded commitments	10.4	15.6
Life settlement
Equity securities and Other long-term investments
Fair value	23.9	23.7
Unfunded commitments	0.0	0.0
Manufacturing/Industrial
Equity securities and Other long-term investments
Fair value	27.6	23.6
Unfunded commitments	3.9	10.4
Private equity secondaries
Equity securities and Other long-term investments
Fair value	0.6	1.1
Unfunded commitments	0.8	1.1
Real estate
Equity securities and Other long-term investments
Fair value	0.0	0.3
Unfunded commitments	0.0	0.0
Other
Equity securities and Other long-term investments
Fair value	1.2	0.0
Unfunded commitments	$ 2.6	$ 0.0